Customer Concentrations (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Customer Concentrations 1		55.30%
Customer Concentrations 2		0.00%
Customer Concentrations 3		$ 325,530
Customer Concentrations 4		0
Customer Concentrations 5		22.80%
Customer Concentrations 1	37.00%
Customer Concentrations 2	39.00%
Customer Concentrations 3	0.00%
Customer Concentrations 4	0.00%
Customer Concentrations 5	8.00%
Customer Concentrations 6	14.00%
Customer Concentrations 7	18.00%
Customer Concentrations 8	13.00%
Customer Concentrations 9	45,407
Customer Concentrations 10	325,530
Customer Concentrations 11	33,964
Customer Concentrations 12	$ 11,203